Form N-1A Cover	Apr. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HEARTLAND GROUP, INC.
Entity Central Index Key	0000809586
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 29, 2025
Prospectus Date	May 01, 2025